Bank Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Feb. 21, 2025 CNY (¥)
Bank Borrowings [Line Items]
Short-term bank borrowing | $		$ 4,000
Youxu Zibo [Member]
Bank Borrowings [Line Items]
Bank borrowing	¥ 700
Youpin Shandong [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing			¥ 2,000
Youpin Shandong [Member] | Working Capital [Member]
Bank Borrowings [Line Items]
Short-term interest rate			3.10%